BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 1.1%
United States — 1.1%
(a)
AMSR Trust:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... USD 3,000 $ 3,049,966
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 2,975,662
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 3,003,172
FirstKey Homes Trust, Series 2020-
SFR2, Class E, 2.67%, 10/19/37 . 3,000 3,034,322
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 1,462 1,587,558
Mosaic Solar Loan Trust, Series 2021-
1A, Class B, 2.05%, 12/20/46 ... 440 433,529
Progress Residential Trust:
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 3,041,465
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 2,974,882
Tricon American Homes, Series 2020-
SFR1, Class E, 3.54%, 07/17/38 . 2,000 2,052,705
Tricon American Homes Trust, Series
2020-SFR2, Class E2, 3.08%,
11/17/39 .................. 3,000 2,954,702
25,107,963
Total Asset-Backed Securities — 1.1%
(Cost: $25,202,491) .............................. 25,107,963
Foreign Government Obligations — 5.6%
China — 4.9%
People's Republic of China:
1.99%, 04/09/25 ............ CNY 535,100 78,151,587
2.68%, 05/21/30 ............ 269,500 39,189,024
117,340,611
Colombia — 0.1%
Republic of Colombia, 4.50%
,
03/15/29 USD 750 819,140
France — 0.0%
French Republic, 0.50%
,
05/25/72
(a)
. EUR 800 763,182
Greece — 0.1%
Hellenic Republic, 1.88%
,
01/24/52
(a)
1,875 2,183,988
Indonesia — 0.2%
Republic of Indonesia:
4.13%, 01/15/25 ............ USD 2,000 2,190,000
4.75%, 01/08/26 ............ 1,750 1,981,328
4,171,328
Israel — 0.1%
State of Israel Government Bond,
3.88%
,
07/03/50 ............ 2,468 2,710,944
Italy — 0.1%
Republic of Italy, 0.15%
,
05/15/51
(a)
.. EUR 2,479 2,913,190
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.38%
,
04/16/29 ................. USD 1,828 2,081,064
Total Foreign Government Obligations — 5.6%
(Cost: $131,954,924) ............................. 132,983,447
Security
Shares
Shares Value
Investment Companies — 0.2%
iShares U.S. Real Estate ETF
*
..... 63,000 $ 5,792,220
Total Investment Companies — 0.2%
(Cost: $5,366,566) .............................. 5,792,220
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
BX Commercial Mortgage Trust,
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)(b)
............... USD 1,110 1,164,513
Total Non-Agency Mortgage-Backed Securities — 0.0%
(Cost: $1,178,775) .............................. 1,164,513
U.S. Government Sponsored Agency Securities — 0.7%
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
:
Series 2017-K62, Class B,
3.87% ,  01/25/50 ........ 2,500 2,710,758
Series 2017-K65, Class B,
4.07% ,  07/25/50 ........ 2,000 2,183,480
Series 2018-K73, Class B,
3.85% ,  02/25/51 ........ 1,350 1,456,623
Series 2018-K82, Class B,
4.13% ,  09/25/28 ........ 2,043 2,250,906
Series 2018-K83, Class B,
4.28% ,  11/25/51 ........ 2,000 2,224,030
Series 2019-K91, Class B,
4.25% ,  04/25/51 ........ 2,000 2,224,243
Series 2019-K94, Class B,
3.97% ,  07/25/52 ........ 2,000 2,172,332
Series 2020-K737, Class B,
3.30% ,  01/25/53 ........ 932 979,139
16,201,511
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $15,252,833) .............................. 16,201,511
U.S. Treasury Obligations — 95.2%
U.S. Treasury Bonds:
1.88%, 02/15/41 - 02/15/51 ..... 48,019 43,913,954
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... 75,658 90,106,422
2.00%, 01/15/26 ............ 34,119 40,314,864
1.75%, 01/15/28 ............ 28,134 33,833,220
3.63%, 04/15/28 ............ 26,721 35,974,231
2.50%, 01/15/29 ............ 25,180 32,214,466
3.88%, 04/15/29 ............ 32,394 45,463,095
3.38%, 04/15/32 ............ 11,219 16,339,389
2.13%, 02/15/40 - 02/15/41 ..... 35,368 50,961,846
0.75%, 02/15/42 - 02/15/45 ..... 76,146 88,031,628
0.63%, 02/15/43 ............ 26,539 29,976,116
1.38%, 02/15/44 ............ 36,963 48,273,664
1.00%, 02/15/46 - 02/15/49 ..... 62,466 77,426,329
0.88%, 02/15/47 ............ 25,745 30,988,340
0.25%, 02/15/50 ............ 26,990 28,181,950
0.13%, 02/15/51 ............ 17,453 17,571,110
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/22 - 01/15/30 ..... 508,738 540,610,407

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.63%, 04/15/23 - 01/15/26 ..... USD 156,513 $ 168,271,859
0.38%, 07/15/23 - 07/15/27 ..... 253,464 277,120,431
0.50%, 04/15/24 - 01/15/28 ..... 111,405 122,686,507
0.25%, 01/15/25 - 07/15/29 ..... 134,273 146,643,898
0.75%, 07/15/28 ............ 56,828 64,798,314
0.88%, 01/15/29 ............ 47,165 54,081,519
0.13%, 07/15/30 - 01/15/31
(c)
.... 170,392 184,052,437
Total U.S. Treasury Obligations — 95.2%
(Cost: $2,113,138,039) ........................... 2,267,835,996
Total Long-Term Investments — 102.8%
(Cost: $2,292,093,628) ........................... 2,449,085,650
Security
Shares
Shares Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(d)*
..... 19,563,787 $ 19,563,787
Total Short-Term Securities — 0.8%
(Cost: $19,563,787) .............................. 19,563,787
Total Options Purchased — 0.2%
(Cost: $5,479,911) .............................. 5,049,924
Total Investments Before Options Written — 103.8%
(Cost: $2,317,137,326) ........................... 2,473,699,361
Total Options Written — (0.1)%
(Premiums Received — $1,659,687) .................. (2,290,062)
Total Investments Net of Options Written — 103.7%
(Cost: $2,315,477,639) ........................... 2,471,409,299
Liabilities in Excess of Other Assets — (3.7)% ............ (89,324,520)
Net Assets — 100.0% .............................. $ 2,382,084,779
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)
Annualized 7-day yield as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 12,923,082 $ 6,640,705 $ — $ — $ — $ 19,563,787 19,563,787 $ 665 $ —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
10,663,720 16,409,650 (26,832,867) (138,383) (102,120) — — 52,433 —
iShares U.S. Real Estate ETF .. 4,282,500 1,138,004 — — 371,716 5,792,220 63,000 27,965 —
$ (138,383) $ 269,596 $ 25,356,007 $ 81,063 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 0.05% 03/31/21 04/01/21   $ 11,062,500 $ 11,062,515 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.05 03/31/21 04/01/21   99,360,000 99,360,138 U.S. Treasury Obligations Overnight
$ 110,422,500 $ 110,422,653

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 22 06/08/21 $ 4,419 $ 13,849
S&P 500 E-Mini Index ...................................................... 81 06/18/21 16,068 (21,975)
U.S. Treasury 2 Year Note .................................................... 1 06/30/21 221 (212)
U.S. Treasury 5 Year Note .................................................... 2,160 06/30/21 266,659 (680,234)
3 Month Canadian Bankers Acceptance .......................................... 208 06/13/22 41,113 (19,125)
3 Month Canadian Bankers Acceptance .......................................... 164 09/19/22 32,359 (45,123)
3 Month Sterling .......................................................... 107 12/20/23 18,312 (6,605)
(759,425)
Short Contracts
Euro-BTP ............................................................... 32 06/08/21 5,603 22,458
Euro- Buxl ............................................................... 30 06/08/21 7,249 52,200
3 Month Canadian Bankers Acceptance .......................................... 208 06/14/21 41,190 (13,667)
Canada 10 Year Bond ...................................................... 38 06/21/21 4,196 37,985
Canada 5 Year Bond ....................................................... 6 06/21/21 601 (1,467)
U.S. Treasury 10 Year Note ................................................... 48 06/21/21 6,290 1,434
U.S. Treasury 10 Year Ultra Note ............................................... 1,041 06/21/21 149,774 1,223,649
U.S. Treasury Long Bond .................................................... 129 06/21/21 19,975 42,613
U.S. Treasury Ultra Bond .................................................... 622 06/21/21 113,126 282,734
Long Gilt ............................................................... 17 06/28/21 2,990 15,159
3 Month Canadian Bankers Acceptance .......................................... 164 09/13/21 32,470 (8,317)
3 Month Sterling .......................................................... 107 12/18/24 18,265 12,713
1,667,494
$ 908,069
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 30,274,968 USD 24,000,000 JPMorgan Chase Bank NA 04/12/21 $ 91,614
GBP 17,426,802 USD 24,000,000 JPMorgan Chase Bank NA 04/12/21 25,112
USD 45,000,000 AUD 59,081,170 Deutsche Bank AG 04/12/21 122,535
USD 45,000,000 EUR 38,283,797 Deutsche Bank AG 04/12/21 98,083
USD 45,000,000 GBP 32,615,526 Deutsche Bank AG 04/12/21 35,257
USD 324,808 AUD 419,000 Barclays Bank plc 06/16/21 6,455
USD 77,525,502 CNY 511,629,550 Standard Chartered Bank 06/16/21 19,751
USD 775,346 EUR 646,000 Bank of Montreal 06/16/21 16,603
USD 2,079,206 EUR 1,738,000 Barclays Bank plc 06/16/21 37,884
USD 1,524,640 EUR 1,277,000 State Street Bank and Trust Co. 06/16/21 24,773
478,067
AUD 31,453,836 USD 24,000,000 JPMorgan Chase Bank NA 04/12/21 (107,981)
EUR 20,396,075 USD 24,000,000 Deutsche Bank AG 04/12/21 (78,056)
USD 45,000,000 CAD 56,558,115 Deutsche Bank AG 04/12/21 (6,696)
JPY 111,224,145 USD 1,020,000 JPMorgan Chase Bank NA 06/16/21 (14,802)
(207,535)
$ 270,532

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Inflation Rate Caps
Refere n ce Entity Fund Pays Fund Receives Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid
(Received)
Unrealized
Appreciation/
(Depreciation)
Eurostat Eurozone HICP Ex
Tobacco Unrevised Series
NSA ( HICPx )
Maximum of HICPx
for January 2022
divided by HICPx
for January 2012
minus 2.50% or $0
Upfront premium
and payment at
expiration Deutsche Bank AG 04/26/22 EUR 14,495 $ – $ – $ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 576 04/02/21 USD 131.00 USD 57,600 $ 162,000
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Citibank NA 04/15/21 JPY 110.00 USD 4,770 $ 43,029
USD Currency ........................... Citibank NA 08/10/21 JPY 110.00 USD 6,390 119,226
162,255
Put
USD Currency ........................... Deutsche Bank AG 04/23/21 MXN 19.60 USD 1,620 2,792
$ 165,047
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
2.17% Semi-Annual 3 month LIBOR Quarterly Citibank NA 04/15/21 2.17 % USD 80,000 $ 1,574,214
10-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Citibank NA 05/10/21 1.85 USD 400,000 3,148,663
$ 4,722,877
(a)
Forward settling swaption.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Citibank NA 04/15/21 JPY 111.50 USD 4,770 $ (11,680)
–
Put
USD Currency ............................. Citibank NA 08/10/21 JPY 97.00 USD 6,390 (2,936)
–
$ (14,616)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.47% Semi-Annual Citibank NA 04/15/21 2.47 % USD 120,000 $ (150,356)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Citibank NA 05/10/21 2.15 USD 532,000 (918,755)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.85% Semi-Annual Bank of America NA 05/17/21 0.85 USD 95,000 (1,206,335)
$ (2,275,446)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 0.78% Semi-Annual 08/12/22
(a)
08/12/23 CAD 10,145 $ (19,056) $ — $ (19,056)
1 day
REPO_CORRA At Termination
0.45%
At Termination 09/15/22
(a)
09/15/23 CAD 18,000 (58,149) — (58,149)
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 26,725 (93,167) — (93,167)
3 month BA Semi-Annual 0.76% Semi-Annual 10/24/22
(a)
10/24/23 CAD 14,000 (45,997) — (45,997)
1 day
REPO_CORRA Semi-Annual
0.55%
Semi-Annual 11/10/22
(a)
11/10/23 CAD 13,363 (46,063) — (46,063)
3 month BA Semi-Annual 1.37% Semi-Annual 03/01/23
(a)
03/01/24 CAD 161,000 (110,665) — (110,665)
0.75% Semi-Annual 3 month LIBOR Quarterly 03/01/23
(a)
03/01/24 USD 125,000 204,334 — 204,334
3 month BA Semi-Annual 1.36% Semi-Annual 03/02/23
(a)
03/02/24 CAD 80,500 (67,842) — (67,842)
0.70% Semi-Annual 3 month LIBOR Quarterly 03/02/23
(a)
03/02/24 USD 62,500 130,469 — 130,469
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 1,760 (27,302) — (27,302)
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 590 (8,001) — (8,001)
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 590 (7,897) — (7,897)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/18/25 CAD 1,340 (27,484) — (27,484)
3 month BA Semi-Annual 0.75% Semi-Annual N/A 09/18/25 CAD 1,115 (22,614) — (22,614)
0.78% Semi-Annual 3 month BA Semi-Annual N/A 11/02/25 CAD 5,095 100,659 — 100,659
3 month LIBOR Quarterly 0.67% Semi-Annual N/A 09/23/30 USD 24,571 (2,377,086) — (2,377,086)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/23/30 USD 24,571 2,350,473 — 2,350,473
3 month LIBOR Quarterly 0.82% Semi-Annual N/A 11/06/30 USD 6,500 (533,377) — (533,377)
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 02/16/31 USD 46,790 (2,272,671) — (2,272,671)
3 month LIBOR Quarterly 1.46% Semi-Annual N/A 02/24/31 USD 32,000 (917,763) — (917,763)
3 month LIBOR Quarterly 2.22% Semi-Annual 06/30/21
(a)
02/15/47 USD 39,800 — — —
$ (3,849,199) $ — $ (3,849,199)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.85)% At Termination 05/11/21 USD 90,000 $ (2,948,459) $ — $ (2,948,459)
1 month USCPI At Termination (0.77)% At Termination 05/12/21 USD 90,000 (2,896,728) — (2,896,728)
0.03% At Termination 1 month USCPI At Termination 05/11/22 USD 90,000 3,920,679 — 3,920,679
0.10% At Termination 1 month USCPI At Termination 05/12/22 USD 90,000 3,824,444 — 3,824,444
2.30% At Termination 1 month USCPI At Termination 02/25/26 USD 47,000 601,459 — 601,459

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.39% At Termination 1 month USCPI At Termination 03/11/26 USD 42,500 $ 327,942 $ — $ 327,942
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 08/15/30 GBP 590 (21,176) — (21,176)
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 1,654 (70,386) — (70,386)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 553 (22,291) — (22,291)
1 month USCPI At Termination 2.32% At Termination 02/25/31 USD 1,893 (36,197) — (36,197)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 552 (8,515) — (8,515)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 552 (8,282) — (8,282)
1 month USCPI At Termination 2.36% At Termination 03/05/31 USD 1,104 (16,155) — (16,155)
1 month USCPI At Termination 2.35% At Termination 03/11/31 USD 225 (3,547) — (3,547)
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 02/15/41 GBP 5,000 (565,674) — (565,674)
UK Retail Price Index All
Items Monthly At Termination 3.58% At Termination 03/15/41 GBP 390 (3,223) — (3,223)
UK Retail Price Index All
Items Monthly At Termination 3.58% At Termination 03/15/41 GBP 195 (1,826) — (1,826)
$ 2,072,065 $ — $ 2,072,065
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.14%
1 month USCPI ....................................... U.S. Consumer Price Index 1.70
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviations
BA Canadian Bankers Acceptances
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REPO_CORRA Canadian Overnight Repo Rate
S&P Standard & Poor's

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 25,107,963 $ — $ 25,107,963
Foreign Government Obligations .............................. — 132,983,447 — 132,983,447
Investment Companies .................................... 5,792,220 — — 5,792,220
Non-Agency Mortgage-Backed Securities ........................ — 1,164,513 — 1,164,513
U.S. Government Sponsored Agency Securities .................... — 16,201,511 — 16,201,511
U.S. Treasury Obligations ................................... — 2,267,835,996 — 2,267,835,996
Short-Term Securities ....................................... 19,563,787 — — 19,563,787
Options Purchased:
Foreign currency exchange contracts ........................... — 165,047 — 165,047
Interest rate contracts ...................................... 162,000 4,722,877 — 4,884,877
$ 25,518,007 $ 2,448,181,354 $ — $ 2,473,699,361
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 478,067 $ — $ 478,067
Interest rate contracts ....................................... 1,704,794 2,785,935 — 4,490,729
Other contracts ........................................... — 8,674,524 — 8,674,524
Liabilities:
Equity contracts ........................................... (21,975) — — (21,975)
Foreign currency exchange contracts ............................ — (222,151) — (222,151)
Interest rate contracts ....................................... (774,750) (8,910,580) — (9,685,330)
Other contracts ........................................... — (6,602,459) — (6,602,459)
$ 908,069 $ (3,796,664) $ — $ (2,888,595)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $110,422,653 are categorized as Level 2 within the fair value hierarchy.